Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	1LIFE HEALTHCARE, INC.
Entity Central Index Key	0001404123
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39203
Entity Tax Identification Number	76-0707204
Entity Address, Address Line One	One Embarcadero Center
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	814-0927
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ONEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false